Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables.
Schedule of trade and other payables

	2025	2024
	$ million	$ million
Current
Trade and other payables	1,160	1,082
Derivatives[1]	11	18
Acquisition consideration	6	28
	1,177	1,128
Non-current
Acquisition consideration	101	77
Derivatives[1]	6	16
Other payables	83	2
	190	95
1	Refer to note 16.6 for details of derivatives.